Capital Management	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Capital Management
11.	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	July 31 2026	April 30 2026	October 31 2025
Capital (1)
Common Equity Tier 1 capital	$64,508	$62,972	$62,752
Net Tier 1 capital	74,494	72,961	72,790
Total regulatory capital	83,483	80,724	80,908
Total loss absorbing capacity (TLAC) (2)	140,919	135,476	138,049
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$492,866	$474,440	$474,453
Leverage exposures (3)	1,723,928	1,689,877	1,622,415
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.1%	13.3%	13.2%
Tier 1 capital ratio	15.1%	15.4%	15.3%
Total capital ratio	16.9%	17.0%	17.1%
Total loss absorbing capacity ratio (2)	28.6%	28.6%	29.1%
Leverage ratio (3)	4.3%	4.3%	4.5%
Total loss absorbing capacity leverage ratio (2)	8.2%	8.0%	8.5%
(1)
The Q3 2026 and Q2 2026 regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2025). The Q4 2025 regulatory capital ratios were based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).

(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).
The Bank substantially exceeded the OSFI minimum regulatory capital and TLAC ratios as at July 31, 2026, including
the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded the OSFI minimum leverage and TLAC leverage ratios as at July 31, 2026.